Financial Risk Factors and Risk Management - Credit Risk Exposure from Trade Receivables (Details) - Trade receivables - EUR (€) € in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Aging of Trade Receivables
Allowance account for credit losses of financial assets	€ (229)	€ (203)	€ (261)
Credit Risk
Aging of Trade Receivables
Weighted Average Loss Rate	(3.50%)	(3.30%)
Gross Carrying Amount Not Credit-Impaired	€ 6,106	€ 5,802
Gross Carrying Amount Credit-Impaired	355	298
Allowance account for credit losses of financial assets	€ (229)	€ (203)
Credit Risk | Current
Aging of Trade Receivables
Weighted Average Loss Rate	(0.20%)	(0.30%)
Gross Carrying Amount Not Credit-Impaired	€ 4,439	€ 4,036
Gross Carrying Amount Credit-Impaired		2
Allowance account for credit losses of financial assets	€ (7)	€ (13)
Credit Risk | Past due 1 to 30 days
Aging of Trade Receivables
Weighted Average Loss Rate	(0.90%)	(0.60%)
Gross Carrying Amount Not Credit-Impaired	€ 619	€ 770
Gross Carrying Amount Credit-Impaired	64	51
Allowance account for credit losses of financial assets	€ (6)	€ (5)
Credit Risk | Overdue 30 to 90 days
Aging of Trade Receivables
Weighted Average Loss Rate	(1.40%)	(1.50%)
Gross Carrying Amount Not Credit-Impaired	€ 603	€ 564
Gross Carrying Amount Credit-Impaired	28	32
Allowance account for credit losses of financial assets	€ (9)	€ (9)
Credit Risk | Overdue more than 90 days
Aging of Trade Receivables
Weighted Average Loss Rate	(29.20%)	(27.30%)
Gross Carrying Amount Not Credit-Impaired	€ 445	€ 432
Gross Carrying Amount Credit-Impaired	263	213
Allowance account for credit losses of financial assets	€ (207)	€ (176)